Share-based Compensation - Summary of Changes in Restricted Share Units (Details) - Restricted Share Units - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercised		(50,000)	(87,500)
Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	753,593	165,692
Granted	1,728,557	1,238,152
Forfeited	(175,245)	(158,263)
Exercised	(925,575)	(491,988)
Ending balance	1,381,330	753,593	165,692